Offerings	Feb. 19, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2025 Equity Incentive Plan
Amount Registered | shares	2,218,043
Proposed Maximum Offering Price per Unit	12.69
Maximum Aggregate Offering Price	$ 28,146,965.67
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,887.10
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock ("Common Stock" of Beta Bionics, Inc. (the "Registrant") that become issuable under the Registrant's 2025 Equity Incentive Plan (the "2025 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction. The amount registered represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2025 Plan on January 1, 2026 pursuant to an "evergreen" provision contained in the 2025 Plan. Pursuant to such provision, the number of shares initially reserved for issuance under the 2025 Plan will automatically increase on January 1st of each year through (and including) January 1, 2035, in an amount equal to 5% of the total number of shares of Common Stock outstanding on December 31st of the preceding year; provided, however, that the Registrant's board of directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of Common Stock. The proposed maximum aggregate offering price per unit and proposed maximum aggregate offering price for the 2,218,043 shares of Common Stock reserved for future grant under the 2025 Plan are made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee, and are based upon the average of the high and low prices of the Common Stock on February 18, 2026, as reported on the Nasdaq Global Market.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2025 Employee Stock Purchase Plan
Amount Registered | shares	443,608
Proposed Maximum Offering Price per Unit	10.79
Maximum Aggregate Offering Price	$ 4,786,530.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 661.02
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Registrant's 2025 Employee Stock Purchase Plan (the "2025 ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction. The amount registered represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2025 ESPP on January 1, 2026 pursuant to an "evergreen" provision contained in the 2025 ESPP. Pursuant to such provision, the number of shares initially reserved for issuance under the 2025 ESPP will automatically increase on January 1st of each year through (and including) January 1, 2035, in an amount equal to the lesser of (i) 1% of the total number of shares of Common Stock outstanding on December 31st of the preceding calendar year and (ii) 1,230,000 shares of Common Stock; provided, however, that the Registrant's board of directors may act prior to the first day of any calendar year to provide that there will be no January 1st increase in the share reserve for such calendar year or that the increase in the share reserve for such calendar year will be a lesser number of shares of Common Stock than would otherwise occur. The proposed maximum aggregate offering price per unit and proposed maximum aggregate offering price for the 443,608 shares of Common Stock reserved for future grant under the 2025 ESPP are made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee, and are based upon 85% of the average of the high and low prices of the Common Stock on February 18, 2026, as reported on the Nasdaq Global Market, which is the percentage of the trading price per share applicable to purchasers under the 2025 ESPP.